Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Statements of Comprehensive Loss
Net loss	$ (1,915,327)	$ (1,046,109)	$ (6,140,730)	$ (13,798,339)
Other comprehensive income (loss):
Foreign currency translation adjustments	1,900	(12,153)	(2,504)	(17,195)
Comprehensive loss	$ (1,913,427)	$ (1,058,262)	$ (6,143,234)	$ (13,815,534)